Fees Summary	May 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 115,971,000.00
Total Fee Amount	16,015.60
Total Offset Amount	0.00
Net Fee	$ 16,015.60
Offering Table N/A
Offset Table N/A	N/A